Capital Stock and Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended				3 Months Ended	6 Months Ended
	Jun. 30, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000				100,000,000	100,000,000	100,000,000
Preferred stock, par value	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000				300,000,000	300,000,000	300,000,000
Preferred stock, shares issued	0				0	0	0
Preferred Stock, shares outstanding	0				0	0	0
Net proceeds from common stock						$ 50,928,000
Stock based compensation expense						$ 93,000
2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted	4,000,000				4,000,000	4,000,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units vested					147,996	351,096
Market value of restricted stock units					$ 1,100,000	$ 2,300,000
Equity Option [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock based compensation expense					$ 300,000	$ 1,000,000
Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000				200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Voting rights per share						One vote per share
Common stock, shares issued	103,600,000				103,600,000	103,600,000	95,300,000
Common stock, shares outstanding	103,600,000				103,600,000	103,600,000	95,300,000
Class A [Member] | Underwriters' Option [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued				3,000,000
Net proceeds from common stock				$ 13,700,000
Class A [Member] | Continuous Offering Program June 2015 [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued					5,022,000	5,022,000
Net proceeds from common stock					$ 37,300,000	$ 37,300,000
Issuance of new common units, maximum aggregate amount	$ 80,000,000				$ 80,000,000	$ 80,000,000
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued					82,253	201,564
Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000				100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Voting rights per share						Five votes per share
Maximum percentage of voting power						49.00%
Common stock, shares issued	16,700,000				16,700,000	16,700,000	16,700,000
Common stock, shares outstanding	16,700,000				16,700,000	16,700,000	16,700,000
Officer [Member] | Subsidiaries Employees [Member] | Restricted Stock Units (RSUs) [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, granted			187,746
Common stock aggregate values, granted			$ 1,000,000
Vesting period	3 years		3 years
Officer [Member] | Equity Option [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Stock options granted during period, value			58,434
Exercise price of stock options granted			$ 5.39
Term of stock options			10 years
Vesting period			3 years
Weighted-average grant date fair value of stock options granted			$ 1.97
Expected volatility rate			49.00%
Expected life			5 years
Dividend yield			2.09%
Risk-free interest rate			1.38%
Non Management Directors [Member] | Class A [Member]
Class of Stock [Line Items]
Common stock, granted		12,987	38,961
Common stock aggregate values, granted		$ 100,000	$ 200,000